The Company and Basis of Presentation (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Somos Sistemas de Ensino S.A. ("Somos Sistemas")
The Company and Basis of Presentation
Interest %		100.00%	100.00%
Livraria Livro Fácil Ltda.("Livro Fácil")
The Company and Basis of Presentation
Interest %		100.00%	100.00%
A & R Comercio e Servicos de Informatica Ltda. [Member]
The Company and Basis of Presentation
Interest %		100.00%	100.00%
Mind Makers Editora Educacional (“Mind Makers”)
The Company and Basis of Presentation
Interest %	[1]	0.00%	100.00%
Colégio Anglo São Paulo
The Company and Basis of Presentation
Interest %		100.00%	100.00%
Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. (“Phidelis”)
The Company and Basis of Presentation
Interest %		100.00%	0.00%
MVP Consultoria e Sistemas Ltda. (“MVP”)
The Company and Basis of Presentation
Interest %		100.00%	0.00%
Meritt Informação Educacional Ltda (“Meritt”)
The Company and Basis of Presentation
Interest %	[1]	0.00%	100.00%
Sociedade Educacional da Lagoa Ltda (“SEL”)
The Company and Basis of Presentation
Interest %		100.00%	100.00%
Nota 1000 Serviços Educacionais Ltda ("Redação Nota 1000")
The Company and Basis of Presentation
Interest %	[1]	0.00%	100.00%
EMME – Produções de Materiais em Multimídia Ltda (“EMME”)
The Company and Basis of Presentation
Interest %		100.00%	100.00%
Editora De Gouges S.A ("De Gouges")
The Company and Basis of Presentation
Interest %	[1]	0.00%	100.00%

[1]	Entities that were merged during the fiscal year ended December 31,2022